Supplemental share information	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Supplemental treasury stock share information
Treasury Stock, Shares, Beginning Balance	233,433,937	250,489,769	234,877,025
Reacquired stock	10,572,666	254,419	21,424,003
Issuances pursuant to stock options and benefit plans	(11,951,155)	(17,310,251)	(5,811,259)
Treasury Stock, Shares, Ending Balance	232,055,448	233,433,937	250,489,769